Consolidated statements of comprehensive income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
Profit for the year	R$ 17,176	R$ 187,874	R$ 138,142
Other comprehensive income [abstract]
Unrealized income reserve	0	0	63
Equity Valuation Adjustment Recognised in Other Comprehensive Income, That Will be Reclassified to Profit or Loss	0	(984)	0
Exchange rate change on goodwill on investee abroad	(10,702)	(7,617)	(4,998)
Other comprehensive income, net of tax, exchange differences on translation of foreign operations	(108,189)	(79,711)	(8,455)
Other comprehensive income	(118,891)	(88,312)	(13,390)
Comprehensive income	(101,715)	99,562	124,752
Comprehensive income attributable to [abstract]
Comprehensive income, attributable to owners of parent	(181,368)	73,181	117,726
Comprehensive income, attributable to non-controlling interests	R$ 79,653	R$ 26,381	R$ 7,026